Post-retirement benefits - Post-retirement benefits other than pensions (Details) $ in Millions		12 Months Ended
	Dec. 31, 2019 USD ($) person	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Post-retirement benefits
Market value of plan assets	$ 9,605	$ 9,605	$ 8,854
Plan liabilities	$ 12,412	12,412
Post-retirement defined benefits other than pensions
Post-retirement benefits
Retired employees and covered dependants that currently benefit | person	3,087
Current employees that will be eligible on their retirement | person	2,007
Cost of post-retirement benefits		3	$ 5	$ 14
Market value of plan assets	$ 252	252
Plan liabilities	$ 252	$ 252